Voluntary Revision of Financial Statements (Details) - USD ($)	3 Months Ended		4 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025
Voluntary Revision of Financial Statements
Revenue	$ 0	$ 0
General and administrative expenses	139,635	$ 145,382
Avalanche Treasury Company LLC
Voluntary Revision of Financial Statements
Revenue	2,057,074		$ 1,434,669
General and administrative expenses	$ 1,942,410		1,205,832
Avalanche Treasury Company LLC | Previously reported
Voluntary Revision of Financial Statements
Revenue			1,509,509
General and administrative expenses			1,280,672
Avalanche Treasury Company LLC | Adjustment
Voluntary Revision of Financial Statements
Revenue			(74,840)
General and administrative expenses			$ (74,840)